Income taxes - Effective income tax rate (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income taxes [Abstract]
Weighted average statutory income tax rate	24.50%	23.30%	43.60%
Recognition of previously unrecognized tax loss and credit carryforwards rate	(2.30%)	(1.90%)	(1.40%)
Unrecognized tax loss and credit carryforwards rate	0.60%	5.50%	2.90%
Unrecognized (Recognition of) temporary differences rate	(2.60%)	(3.10%)	11.40%
Non-taxable income and tax incentives	(9.80%)	(8.20%)	(35.50%)
Non-deductible expenses	6.40%	9.30%	33.80%
Withholding and other taxes	4.00%	1.20%	8.30%
Tax rate changes	5.20%	(0.50%)	5.90%
Prior year tax	(0.60%)	(1.80%)	1.00%
Tax expenses (benefit) due to other tax liabilities	(1.70%)	(2.60%)	(12.70%)
Others, net	1.50%	(1.30%)	(1.00%)
Effective income tax rate	25.30%	19.90%	56.40%